PRINCIPAL ACCOUNTING POLICIES (Details 8) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 05, 2004	Oct. 17, 2007
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		4,972,178	4,130,732	3,919,535	5,433,541
Stock options
Share-based compensation disclosures
Number of options modified	1,900,000
Stock options | Exercise price over $120.00
Share-based compensation disclosures
Lower limit for exercise prices of options modified (in dollars per share)	120.00
Restricted stock units (RSUs)
Share-based compensation disclosures
Restricted share units conversion ratio	4
Ctrip 2005 Option Plan
Share-based compensation disclosures
Number of ordinary shares reserved for future issuances of options						3,000,000
Number of option outstanding under share incentive plans (in shares)		386,310	587,596
Ctrip 2007 Incentive Plan
Share-based compensation disclosures
Number of ordinary shares reserved for future issuances of options							1,000,000
Annual increase of number of ordinary shares reserved under share incentive plans							1,000,000
Number of restricted stock units considered for replacement under resolution passed by compensation committee		518,017
Ctrip 2007 Incentive Plan | Stock options
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		4,585,868	3,543,136
Vesting period		4 years
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation disclosures
Restriction period		4 years
Restricted stock units outstanding (in shares)		1,058,608	623,424